INSURANCE	12 Months Ended
Dec. 31, 2021
INSURANCE
INSURANCE

19.    INSURANCE

a.     Assets and liabilities related to insurances activities

	12/31/2021	12/31/2020
Assets related to insurance contracts (Loans and other financing)
Receivables premiums	859,077	890,622
Commissions receivables	3,045	3,054
Total	862,122	893,676

Liabilities related to insurance contracts (Other non-financial liabilities)
Debt with insured	195,268	205,468
Debt with reinsurers	26,441	17,707
Debt with producers	248,745	277,444
Technical commitments	348,008	334,666
Outstanding claims paid by re-insurance companies	(1,404)	(13,673)
commissions to pay	3,547	—
Total	820,605	821,612

Debt with insured
Property insurance
Direct administrative insurance	37,872	27,408
Direct insurance in mediation	25	38
Claims settled to pay	140	442
Direct insurance in judgments	2,639	—
Claims occurred and not reported - IBNR	7,180	14,783
Life insurance
Direct administrative insurance	82,638	97,366
Direct insurance in judgments	1,449	2,140
Direct insurance in mediation	407	1,337
Claims settled to pay	16,631	28,926
Claims occurred and not reported - IBNR	46,287	33,028
Total	195,268	205,468

Debt with producers
Producers current account	23,134	59,281
Commissions for premiums receivable	225,611	218,163
Total	248,745	277,444

Technical commitments
Course and similar risk
Premiums and surcharges	342,603	334,659
Premium insufficiency	5,405	7
Total	348,008	334,666

b.    Income from insurances activities

The composition of the item “Result for insurance activities” as of December 31, 2021 and 2020 is disclosed in Note 16.18.